PRIVATE PLACEMENT FINANCING (2015) (Tables) - 2015 Private Placement Financing	9 Months Ended
Jun. 30, 2015
Private Placement [Line Items]
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
Fair Value Measurements Using Significant Unobservable
Inputs
(Level 3)
Warrant Derivative Liability
Beginning balance at September 30, 2014	$-

Issuances	2,458,204

Adjustments to estimated fair value	-

Ending balance at June 30, 2015	$2,458,204

Schedule Of Assumptions Used To Value Derivative Liability
The derivative liabilities were valued as of June 30, 2015 using Monte Carlo Simulation with the following assumptions:

June 30,
2015
Closing price per share of common stock	$0.26
Exercise price per share	$0.25
Expected volatility	85%
Risk-free interest rate	1.63%
Dividend yield	—
Remaining expected term of underlying securities (years)	5.00